Interest income, net	12 Months Ended
Dec. 31, 2019
Interest income, net
Interest income, net

12.  Interest income, net

Interest income, net consist of the following:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Interest income	35,742	73,729	42,013	6,035
Interest expense	(4,949)	(5,597)	—	—
Bank charges	(490)	(1,341)	(3,491)	(501)
Exchange gains	—	—	1,094	156
Interest income, net	30,303	66,791	39,616	5,690